Other Non-Current Financial Liabilities	12 Months Ended
Mar. 31, 2024
Other Non-Current Financial Liabilities [Abstract]
Schedule of Other Non-Current Financial Liabilities

NOTE 11C — OTHER NON-CURRENT FINANCIAL LIABILITIES

Other non-current financial liabilities consist of the following:

	As of March 31, 2024	As of March 31, 2023
	(US$)	(US$)
Other non-current liabilities
Lease liabilities	$241,951	$321,749
	$241,951	$321,749